Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 55,789	$ 44,395
Federal funds sold and other short term investments	488,227	488,548
Total cash and cash equivalents	544,016	532,943
Securities available for sale	912,092	908,718
Held to maturity securities ($151,126 and $224,440 fair value at December 31, 2012 and 2011, respectively)	143,426	216,288
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	9,004
Loans, net of deferred fees and costs	2,684,733	2,521,303
Less: Allowance for loan losses	47,927	48,717
Net loans	2,636,806	2,472,586
Bank premises and equipment, net	36,239	37,006
Other assets	64,402	67,099
Total assets	4,346,613	4,243,644
Deposits:
Demand	300,544	267,776
Savings accounts	1,198,517	978,819
Interest-bearing checking	560,064	489,227
Money market deposit accounts	667,589	635,434
Certificates of deposit (in denominations of $100,000 or more)	352,734	460,971
Other time accounts	724,745	903,746
Total deposits	3,804,193	3,735,973
Short-term borrowings	159,846	147,563
Accrued expenses and other liabilities	23,776	21,592
Total liabilities	3,987,815	3,905,128
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock; $1 par value. 150,000,000 shares authorized, 98,912,423 shares issued at December 31, 2012 and 2011	98,912	98,912
Surplus	174,899	176,638
Undivided profits	132,378	119,465
Accumulated other comprehensive income (loss), net of tax	1,558	(2,493)
Treasury stock; 4,977,179 and 5,491,276 shares, at cost, at December 31, 2012 and 2011, respectively	(48,949)	(54,006)
Total shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	$ 4,346,613	$ 4,243,644